UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07156

Name of Fund: BlackRock MuniYield Investment Quality Fund (MFT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
MuniYield Investment Quality Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)

BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 4.1%
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC):
6.13%, 6/01/34	$ 1,500	$ 1,668,600
6.00%, 6/01/39	2,985	3,277,739
		4,946,339
Arizona — 0.5%
State of Arizona, COP, Department of
Administration, Series A (AGM):
5.25%, 10/01/28	480	508,008
5.00%, 10/01/29	125	129,175
		637,183
California — 15.1%
California State Public Works Board, RB,
Various Capital Projects, Series G-1
(AGC), 5.25%, 10/01/24	2,000	2,184,420
California State University, RB,
Systemwide, Series A (AGM), 5.00%,
11/01/39	1,000	1,030,900
County of Sacramento California, RB,
Senior Series A (AGC), 5.50%,
7/01/41	1,400	1,489,894
Los Angeles Community College District
California, GO, Election of 2001,
Series A (NPFGC), 5.00%, 8/01/32	2,780	2,912,801
Oxnard Union High School District, GO,
Refunding, Election of 2004, Series A
(AGM), 5.00%, 8/01/40	1,500	1,550,205
San Diego Public Facilities Financing
Authority, Refunding RB, Series B
(AGC), 5.38%, 8/01/34	1,020	1,108,536
San Jacinto Unified School District, GO,
Election of 2006 (AGM), 5.25%,
8/01/32	1,000	1,051,530
State of California, GO, Various Purpose:
(AGC), 5.50%, 11/01/39	3,450	3,648,168
(AGM), 5.00%, 6/01/32	3,000	3,063,990
		18,040,444
Colorado — 1.2%
Colorado Health Facilities Authority, RB,
Hospital, NCMC Inc. Project, Series B
(AGM), 6.00%, 5/15/26	1,300	1,477,515

	Par
Municipal Bonds	(000)	Value
Florida — 18.7%
County of Lee Florida, RB, Series A,
AMT (AGM), 6.00%, 10/01/29	$ 1,000	$ 1,011,240
County of Miami-Dade Florida, RB,
Miami International Airport, Series A,
AMT (AGM), 5.50%, 10/01/41	2,400	2,471,280
County of Osceola Florida, RB, Series A
(NPFGC), 5.50%, 10/01/27	1,100	1,126,312
County of St. John's Florida, RB (AGM),
5.00%, 10/01/31	2,135	2,234,000
Florida Housing Finance Corp., HRB,
Brittany Rosemont Apartments, Series
C-1, AMT (AMBAC), 6.75%, 8/01/14	640	641,030
Florida Housing Finance Corp., RB,
Homeowner Mortgage, Series 11,
AMT (AGM), 5.95%, 1/01/32	1,415	1,416,245
Florida Housing Finance Corp.,
Refunding RB, Homeowner Mortgage,
Series 4, AMT (AGM), 6.25%,
7/01/22	215	228,119
Jacksonville Economic Development
Commission, RB, Mayo Clinic, Series B
(NPFGC), 5.50%, 11/15/36	750	766,410
Palm Beach County School District, COP,
Refunding, Series D (AGM), 5.25%,
8/01/21	1,925	2,037,863
Santa Rosa County School Board, COP,
Refunding, Series 2 (NPFGC), 5.25%,
2/01/26	2,000	2,122,180
South Broward Hospital District, RB,
Hospital (NPFGC), 5.63%, 5/01/12 (a)	4,000	4,342,800
St. Lucie West Services District, RB
(NPFGC), 5.25%, 10/01/34	1,000	1,024,760
Village Center Community Development
District, RB, Series A (NPFGC):
5.38%, 11/01/34	1,640	1,542,207
5.13%, 11/01/36	1,000	901,880
Volusia County IDA, RB, Student
Housing, Stetson University Project,
Series A (CIFG), 5.00%, 6/01/35	525	477,330
		22,343,656
Georgia — 4.7%
County of Fulton Georgia, RB (NPFGC),
5.25%, 1/01/35	1,000	1,071,350

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	GARB	General Airport Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HRB	Housing Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
CIFG	CDC IXIS Financial Guaranty	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	RB	Revenue Bonds
EDA	Economic Development Authority	S/F	Single Family
ERB	Education Revenue Bonds

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND

OCTOBER 31, 2010

1

Schedule of Investments(continued)

BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Georgia (concluded)
Georgia Higher Education Facilities
Authority, RB, USG Real Estate III,
Series A (AGC), 5.00%, 6/15/38	$ 870	$ 894,047
Gwinnett County Hospital Authority,
Refunding RB, Gwinnett Hospital
System, Series D (AGM), 5.50%,
7/01/41	1,375	1,429,656
Metropolitan Atlanta Rapid Transit
Authority, RB, Third Indenture, Series
B (AGM), 5.00%, 7/01/34	2,100	2,229,381
		5,624,434
Illinois — 12.2%
Chicago Board of Education Illinois, GO,
Refunding, Chicago School Reform
Board, Series A (NPFGC), 5.50%,
12/01/26	825	954,187
Chicago Transit Authority, RB, Federal
Transit Administration Section 5309,
Series A (AGC), 6.00%, 6/01/26	1,400	1,633,926
City of Chicago Illinois, GO, Refunding,
Projects, Series A (AGM):
5.00%, 1/01/28	945	1,008,674
5.00%, 1/01/29	1,465	1,553,369
5.00%, 1/01/30	585	617,093
City of Chicago Illinois, RB, General,
Third Lien, Series C (AGM), 5.25%,
1/01/35	835	876,458
City of Chicago Illinois, Refunding RB,
Second Lien (NPFGC), 5.50%,
1/01/30	895	1,012,469
Illinois Municipal Electric Agency, RB,
Series A (NPFGC):
5.25%, 2/01/28	1,565	1,655,363
5.25%, 2/01/35	1,250	1,295,012
State of Illinois, RB:
(AGM), 5.00%, 6/15/27	1,000	1,037,110
Build Illinois, Series B, 5.25%,
6/15/28	1,750	1,889,632
Village of Schaumburg Illinois, GO,
Series B (NPFGC), 5.00%, 12/01/38	1,000	1,021,070
		14,554,363
Indiana — 4.3%
Indiana Municipal Power Agency, RB,
Series A (NPFGC), 5.00%, 1/01/42	1,485	1,513,319
Indianapolis Local Public Improvement
Bond Bank, Refunding RB,
Waterworks Project, Series A (AGC),
5.50%, 1/01/38	3,310	3,636,068
		5,149,387
Iowa — 1.1%
Iowa Finance Authority, Refunding RB,
Iowa Health System (AGC), 5.25%,
2/15/29	1,190	1,281,856
Kentucky — 1.1%
Kentucky Municipal Power Agency, RB,
Prairie State Project, Series A (BHAC),
5.25%, 9/01/42	1,250	1,308,325

	Par
Municipal Bonds	(000)	Value
Louisiana — 1.8%
Louisiana State Citizens Property
Insurance Corp., RB, Series C-3 (AGC),
6.13%, 6/01/25	$ 1,405	$ 1,581,960
New Orleans Aviation Board Louisiana,
Refunding RB (AGC), Restructuring
GARB:
Series A-1, 6.00%, 1/01/23	375	432,184
Series A-2, 6.00%, 1/01/23	160	184,398
		2,198,542
Maine — 1.0%
City of Portland Maine, RB, General
(AGM), 5.25%, 1/01/35	1,125	1,184,310
Michigan — 17.5%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM),
6.25%, 7/01/36	1,800	2,002,122
Second Lien, Series B (AGM),
7.00%, 7/01/36	200	234,146
Second Lien, Series B (NPFGC),
5.50%, 7/01/29	1,640	1,711,652
Senior Lien, Series B (AGM), 7.50%,
7/01/33	1,500	1,827,870
Senior Lien, Series B (BHAC),
5.50%, 7/01/35	3,750	3,938,625
System, Second Lien, Series A
(BHAC), 5.50%, 7/01/36	2,265	2,374,490
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC),
5.75%, 7/01/31	2,270	2,455,277
Senior Lien, Series C-1 (AGM),
7.00%, 7/01/27	1,650	1,968,202
Michigan State Building Authority, RB,
Facilities Program, Series H (AGM),
5.00%, 10/15/26	375	400,673
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I (AGC):
5.25%, 10/15/22	1,350	1,512,824
5.25%, 10/15/24	615	674,643
5.25%, 10/15/25	310	337,475
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	1,265	1,520,606
		20,958,605
Minnesota — 2.8%
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services, Series B (AGC), 6.50%,
11/15/38	3,000	3,418,500
Nevada — 5.0%
County of Clark Nevada, RB:
Las Vegas-McCarran International
Airport, Series A (AGC), 5.25%,
7/01/39	2,355	2,439,804
Subordinate Lien, Series A-2
(NPFGC), 5.00%, 7/01/36	3,500	3,510,220
		5,950,024

2 BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND

OCTOBER 31, 2010

Schedule of Investments(continued)

BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 2.2%
New Jersey EDA, RB, School Facilities
Construction, Series Z (AGC), 6.00%,
12/15/34	$ 1,000	$ 1,145,920
New Jersey Health Care Facilities
Financing Authority, RB, Virtua Health
(AGC), 5.50%, 7/01/38	1,400	1,518,342
		2,664,262
New York — 2.8%
New York City Transitional Finance
Authority, RB, Fiscal 2009:
Series S-3, 5.25%, 1/15/39	1,000	1,082,330
Series S-4 (AGC), 5.50%, 1/15/29	2,000	2,270,980
		3,353,310
Ohio — 1.4%
Ohio Higher Educational Facility
Commission, Refunding RB, Summa
Health System, 2010 Project (AGC),
5.25%, 11/15/40	1,650	1,691,415
Pennsylvania — 6.8%
City of Philadelphia Pennsylvania, RB,
Series C (AGM):
5.00%, 8/01/35	1,615	1,685,866
5.00%, 8/01/40	2,880	2,990,189
Pennsylvania Turnpike Commission, RB,
Sub-Series B (AGM), 5.25%, 6/01/39	1,455	1,518,903
Pennsylvania Turnpike Commission,
Refunding RB, Sub-Series B-1 (AGM),
5.00%, 12/01/37	1,855	1,933,337
		8,128,295
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	1,425	1,628,675
Texas — 21.4%
City of Austin Texas, Refunding RB,
Series A (AGM):
5.00%, 11/15/28	720	779,681
5.00%, 11/15/29	915	983,790
City of Dallas Texas, Refunding RB
(AGC), 5.25%, 8/15/38	850	890,162
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,700	3,127,734
6.00%, 11/15/36	2,055	2,378,930
5.38%, 11/15/38	1,000	1,097,910
County of Bexar Texas, RB, Venue
Project, Motor Vehicle Rental (BHAC):
5.00%, 8/15/27	1,040	1,119,092
5.00%, 8/15/28	1,090	1,166,082
5.00%, 8/15/39	880	917,418
Frisco ISD Texas, GO, School Building
(AGC), 5.50%, 8/15/41	1,210	1,332,065
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, Series B, 7.25%, 12/01/35	500	574,065
Lower Colorado River Authority,
Refunding RB, LCRA Transmission
Services Project (AGC), 5.50%,
5/15/36	1,155	1,239,546

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Lubbock Cooper ISD Texas, GO, School
Building (AGC), 5.75%, 2/15/42	$ 500	$ 543,910
North Texas Tollway Authority, RB,
System, First Tier, Series K-1 (AGC),
5.75%, 1/01/38	1,400	1,549,730
North Texas Tollway Authority,
Refunding RB, System, First Tier,
Series A:
(AGC), 5.75%, 1/01/40	1,500	1,641,630
(BHAC), 5.75%, 1/01/48	1,250	1,360,362
(NPFGC), 5.13%, 1/01/28	3,500	3,680,775
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Christus Health, Series A (AGC),
6.50%, 7/01/37	1,100	1,224,311
		25,607,193
Utah — 1.4%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/41	1,670	1,736,132
Virginia — 1.1%
Virginia Public School Authority, RB,
School Financing, 6.50%, 12/01/35	1,100	1,284,261
Total Municipal Bonds – 129.6%		155,167,026
Municipal Bonds Transferred to Tender
Option Bond Trusts (b)
Alabama — 1.3%
Mobile Board of Water & Sewer
Commissioners, RB (NPFGC), 5.00%,
1/01/31	1,500	1,542,540
California — 2.2%
San Diego Community College District
California, GO, Election of 2002
(AGM), 5.00%, 5/01/30	2,500	2,644,450
District of Columbia — 0.7%
District of Columbia Water & Sewer
Authority, RB, Series A, 6.00%,
10/01/35	750	853,810
Florida — 4.7%
City of Jacksonville Florida, RB, Better
Jacksonville (NPFGC), 5.00%,
10/01/27	1,320	1,356,762
Hillsborough County Aviation Authority,
RB, Series A, AMT (AGC), 5.50%,
10/01/38	2,499	2,577,628
Lee County Housing Finance Authority,
RB, Multi-County Program, Series A-2,
AMT (Ginnie Mae), 6.00%, 9/01/40	810	911,031
Manatee County Housing Finance
Authority, RB, Series A, AMT (Ginnie
Mae), 5.90%, 9/01/40	680	735,573
		5,580,994

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND

OCTOBER 31, 2010

3

Schedule of Investments(continued)

BlackRock MuniYield Investment Quality Fund (MFT)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (b)	(000)	Value
Illinois — 2.6%
Chicago Transit Authority, Refunding RB,
Federal Transit Administration Section
5309 (AGM), 5.00%, 6/01/28	$ 2,999	$ 3,147,993
Kentucky — 0.9%
Kentucky State Property & Building
Commission, Refunding RB, Project
No. 93 (AGC), 5.25%, 2/01/27	1,002	1,110,873
Nevada — 3.8%
Clark County Water Reclamation
District, GO:
Limited Tax, 6.00%, 7/01/38	2,010	2,270,375
Series B, 5.50%, 7/01/29	1,994	2,230,319
		4,500,694
New Jersey — 1.4%
New Jersey State Housing & Mortgage
Finance Agency, RB, S/F Housing,
Series CC, 5.25%, 10/01/29	1,620	1,711,759
New York — 5.8%
New York City Municipal Water Finance
Authority, RB, Series FF-2, 5.50%,
6/15/40	1,095	1,235,645
New York State Dormitory Authority,
ERB, Series B, 5.25%, 3/15/38	3,250	3,564,762
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	2,000	2,086,080
		6,886,487
Texas — 2.4%
City of San Antonio Texas, Refunding
RB, Series A, 5.25%, 2/01/31	2,609	2,886,954
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 25.8%		30,866,554
Total Long-Term Investments
(Cost – $176,160,046) – 155.4%		186,033,580
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.13% (c)(d)	3,550,614	3,550,614
Total Short-Term Securities
(Cost – $3,550,614) – 2.9%		3,550,614
Total Investments
(Cost – $179,710,660*) – 158.3%		189,584,194
Other Assets Less Liabilities – 1.9%		2,260,594
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (13.0)%		(15,581,988)
Preferred Shares, at Redemption Value – (47.2)%		(56,529,959)
Net Assets Applicable to Common Shares – 100.0%		$ 119,732,841

* The cost and unrealized appreciation (depreciation) of investments as of

October 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 164,049,509
Gross unrealized appreciation	$ 10,134,579
Gross unrealized depreciation	(170,049)
Net unrealized appreciation	$ 9,964,530

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

			Shares
	Shares		Held at
	Held at	Net	October 31,
Affiliate	July 31, 2010	Activity	2010	Income
FFI Institutional
Tax-Exempt
Fund	8,124,572	(4,573,958)	3,550,614	$ 2,409

(d) Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4 BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND

OCTOBER 31, 2010

Schedule of Investments(concluded)

BlackRock MuniYield Investment Quality Fund (MFT)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $186,033,580		— $ 186,033,580
Short-Term
Securities	$ 3,550,614	—	—	3,550,614
Total	$ 3,550,614 $186,033,580		— $ 189,584,194

1 See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND

OCTOBER 31, 2010

5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Quality Fund

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Investment Quality Fund

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Quality Fund

Date: December 22, 2010